Leases - Maturities (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expiry 1-2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	€ 21,358	€ 25,315	€ 25,148
Between 2 years and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	9,661	14,672	17,964
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	€ 681	€ 1,764	€ 3,021